Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Contracts, description	the Company entered into option contracts in the notional amounts of $2,310 (unaudited) and $41,348 (unaudited), respectively, and during the six months ended June 30, 2020 and 2019, the Company entered into forward contracts in the notional amounts of $71,000 (unaudited) and $43,602 (unaudited), respectively, in order to protect against foreign currency fluctuations.
Derivative notional amount	$ 44,760		$ 15,384
Income tax expensesa	$ (637)	$ 55